DEFERRED REVENUE (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
DEFERRED REVENUE [Abstract]
Deferred revenue	$ 3,904	$ 5,141	$ 6,365
Less: current portion of deferred revenue	(3,470)	(4,388)
Noncurrent portion of deferred revenue	$ 434	$ 753